Grant Revenue - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 31, 2010	Apr. 30, 2009	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
Government Grant [Line Items]
Maximum borrowing capacity under the agreement						$ 800,000
Stated interest rate						6.00%
Debt maturity date			Dec. 31, 2009
Debt description			Under the terms of the loan agreement, the lender may forgive $240 thousand if the Company meets certain permanent job creation requirements within the State of Ohio. In July 2010, $560 thousand of principal and accrued interest through the loan maturity date were repaid. In September 2015, the remaining $240 thousand was forgiven and was recognized as grant revenue during the year ended December 31, 2015.
Repayment of debt	$ 560,000
Grants awarded from state of Ohio			$ 240,000	$ 0	$ 894,000
State of Ohio | ViewRay
Government Grant [Line Items]
Grants awarded from state of Ohio		$ 2,800,000
State of Ohio | Maximum
Government Grant [Line Items]
Grants awarded from state of Ohio		$ 5,000,000